EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS (Details) (USD $)	1 Months Ended							2 Months Ended	3 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended				2 Months Ended	10 Months Ended	12 Months Ended
	Nov. 30, 2011	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Jan. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2011	Nov. 09, 2010 person	Dec. 31, 2011 RPI	Dec. 31, 2011 Series B	Dec. 31, 2011 Series D	Dec. 31, 2011 Series E	Dec. 31, 2011 Series C	Dec. 31, 2010 Predecessor	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor
EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS
Number of holders of common units opted for redemption (in persons)														4
Aggregate number of common units elected for redemption							226,684
Conversion rate of common stock						$ 1.0397624		$ 1.0397624	$ 1.0397624				$ 1.0397624
Estimated payments for repurchase of redeemable noncontrolling interest									$ 103,000,000				$ 103,000,000
Activity of redeemable noncontrolling interests
Balance at the beginning of the period					232,364,000							232,364,000	232,364,000								206,833,000	499,926,000
Net income (loss)								(1,868,000)					(2,212,000)								(26,604,000)	(21,960,000)
Distributions													(5,879,000)								(15,608,000)	(9,433,000)
Cash redemption of operating partnership units													(4,615,000)
Conversion of operating partnership units into common shares																						(324,489,000)
Other comprehensive income								(8,000)					(337,000)								683,000	10,573,000
Adjustment for noncontrolling interest in operating partnership								1,875,000					4,474,000									(13,200,000)
Adjust redeemable noncontrolling interests								11,522,000													55,539,000	65,416,000
Balance at the end of the period						232,364,000		232,364,000	223,795,000				223,795,000								220,843,000	206,833,000
Unit Conversions Disclosoures
Number of common units for each preferred unit																3.000	1.508	1.298	1.000
Number of Contractual Convertible Preferred Units Outstanding																1,279,715	532,750	502,658	20,000
Converted Basis to Common Units Outstanding																3,839,146	803,498	652,633	20,000
Contractual Conversion Price (in dollars per share)																$ 16.6667	$ 33.1519	$ 38.5100	$ 250.0000
Redemption Value									120,756,253				120,756,253			63,985,887	26,637,477	25,132,889	5,000,000
Common Stock Dividend and Purchase of Common Stock
Dividends declared per share (in dollars per share)	$ 0.10	$ 0.10	$ 0.10	$ 0.10		$ 0.38		$ 0.38	$ 0.53	$ 0.10	$ 0.10	$ 0.10	$ 0.83							$ 0.38		$ 0.19
Number of shares to be received by entity's shareholders as a result of spin-off															0.0375
Distribution payable and decrease in retained earnings (accumulated deficit)						38,399,000		38,399,000	526,332,000				526,332,000
Distribution payable and decrease in retained earnings (accumulated deficit) related to special dividend									426,700,000				426,700,000
Dividend paid in cash					$ 35,800,000
Common stock dividend (in shares)					22,300,000
Weighted average trading price (in dollars per share)					$ 14.4725
Number of shares issued due to DRIP elections for dividends declared													7,225,345